UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 3/31/2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 3200
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   April 25, 2005


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   92

Form 13F Information Table Value Total:   647375

                                                      Badgley, Phelps and Bell
                                                              FORM 13F
                                                           March 31, 2005

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Muhlenkamp Fund                                 962096103      244 3168.028 SH       Sole                                   3168.028
3M Co.                         COM              88579Y101    20276   236622 SH       Sole                    34435            202187
AFLAC, Inc.                    COM              001055102     3292    88350 SH       Sole                      750             87600
Abbott Laboratories            COM              002824100     1197    25675 SH       Sole                                      25675
Affiliated Computer Services,  COM              008190100    12397   232855 SH       Sole                    38225            194630
Amdocs Limited                 COM              G02602103     6557   230880 SH       Sole                    60250            170630
American International Group   COM              026874107    14851   268012 SH       Sole                    36963            231049
Amgen Inc.                     COM              031162100    12403   213069 SH       Sole                    28655            184414
Apollo Group A                 COM              037604105     5925    80000 SH       Sole                    22875             57125
Arthur J. Gallagher & Co.      COM              363576109     1377    47805 SH       Sole                                      47805
Automatic Data Processing      COM              053015103     1133    25210 SH       Sole                                      25210
BJ Services Company            COM              055482103     8334   160645 SH       Sole                    35375            125270
BP PLC - Spons ADR             COM              055622104     2313    37066 SH       Sole                      100             36966
Bank of America                COM              060505104      669    15180 SH       Sole                                      15180
Bed Bath & Beyond Inc.         COM              075896100     8406   230040 SH       Sole                    45950            184090
Bemis Co.                      COM              081437105      707    22725 SH       Sole                                      22725
Berkshire Hathaway A           COM              084670108      261        3 SH       Sole                                          3
Berkshire Hathaway B           COM              084670207      226       79 SH       Sole                                         79
CVS Corp.                      COM              126650100     1671    31748 SH       Sole                                      31748
ChevronTexaco Corp.            COM              166764100     2637    45232 SH       Sole                                      45232
Cintas Corp.                   COM              172908105     2260    54708 SH       Sole                      376             54332
Cisco Systems                  COM              17275R102    13267   741612 SH       Sole                   106932            634680
Citigroup                      COM              172967101    15776   351050 SH       Sole                    57905            293145
Coca-Cola Co.                  COM              191216100      378     9074 SH       Sole                                       9074
Colgate-Palmolive              COM              194162103     1834    35161 SH       Sole                                      35161
Constellation Brands, Inc.     COM              21036P108      378     7150 SH       Sole                                       7150
Costco Wholesale Corp.         COM              22160K105    18242   412913 SH       Sole                    53075            359838
Dell, Inc.                     COM              24702R101    18443   480035 SH       Sole                    71430            408605
EMC Corporation                COM              268648102      154    12500 SH       Sole                                      12500
Ecolab, Inc.                   COM              278865100    20647   624721 SH       Sole                    85535            539186
Electronic Arts                COM              285512109    11912   230054 SH       Sole                    29500            200554
Emerson Electric               COM              291011104     2198    33849 SH       Sole                                      33849
Enterprise Products Partners L COM              293792107      237     9210 SH       Sole                                       9210
Estee Lauder Co.               COM              518439104    10008   222507 SH       Sole                    40734            181773
Expeditors Int'l of Washington COM              302130109    14748   275410 SH       Sole                    41600            233810
Exxon Mobil Corp.              COM              30231G102     5392    90467 SH       Sole                                      90467
Fannie Mae                     COM              313586109     1086    19950 SH       Sole                                      19950
FedEx Corp.                    COM              31428X106    17341   184579 SH       Sole                    37175            147404
Fifth Third Bancorp            COM              316773100      254     5905 SH       Sole                                       5905
Fiserv, Inc.                   COM              337738108      310     7800 SH       Sole                                       7800
Freddie Mac                    COM              313400301      288     4550 SH       Sole                                       4550
General Electric               COM              369604103    23300   646146 SH       Sole                    76915            569231
Genzyme Corporation            COM              372917104      211     3682 SH       Sole                                       3682
Harley-Davidson                COM              412822108    12399   214660 SH       Sole                    31185            183475
Home Depot                     COM              437076102     3259    85216 SH       Sole                                      85216
Intel Corp.                    COM              458140100     3124   134478 SH       Sole                                     134478
International Business Machine COM              459200101      484     5293 SH       Sole                                       5293
JPMorgan Chase & Co.           COM              46625H100      233     6731 SH       Sole                                       6731
Johnson & Johnson              COM              478160104     8616   128296 SH       Sole                      375            127921
Johnson Controls               COM              478366107     9931   178095 SH       Sole                    29100            148995
Kimberly-Clark                 COM              494368103     1507    22932 SH       Sole                                      22932
L-3 Communications Holdings, I COM              502424104     7874   110870 SH       Sole                    24675             86195
Legg Mason, Inc.               COM              524901105      207     2650 SH       Sole                                       2650
MBNA Corp.                     COM              55262L100    18584   756972 SH       Sole                   106987            649985
Medtronic, Inc.                COM              585055106    18677   366569 SH       Sole                    46390            320179
Michaels Stores, Inc.          COM              594087108    18792   517688 SH       Sole                    77979            439709
Microsoft Corp.                COM              594918104    16546   684584 SH       Sole                    60735            623849
Mohawk Industries, Inc.        COM              608190104    12574   149160 SH       Sole                    23625            125535
National City Corp.            COM              635405103      201     6000 SH       Sole                                       6000
Omnicom Group                  COM              681919106    17477   197433 SH       Sole                    27425            170008
PACCAR, Inc.                   COM              693718108      695     9599 SH       Sole                                       9599
Paychex, Inc.                  COM              704326107     2083    63465 SH       Sole                      601             62864
PepsiCo, Inc.                  COM              713448108    18824   354977 SH       Sole                    48390            306587
Pfizer, Inc.                   COM              717081103    10928   416006 SH       Sole                    66702            349304
Praxair Inc.                   COM              74005P104    17239   360200 SH       Sole                    62645            297555
Procter & Gamble               COM              742718109     2056    38792 SH       Sole                                      38792
QUALCOMM, Inc.                 COM              747525103     3289    89779 SH       Sole                      600             89179
Quest Diagnostics              COM              74834L100    13785   131125 SH       Sole                    21925            109200
Royal Dutch Petroleum          COM              780257804      620    10325 SH       Sole                                      10325
SAFECO Corp.                   COM              786429100      466     9573 SH       Sole                                       9573
SEI Investments Company        COM              784117103     1681    46500 SH       Sole                                      46500
SLM Corp.                      COM              78442P106     2310    46350 SH       Sole                                      46350
Southern Co.                   COM              842587107      204     6400 SH       Sole                                       6400
Starbucks Corp.                COM              855244109    23780   460321 SH       Sole                    53815            406506
State Street Corp.             COM              857477103    14661   335328 SH       Sole                    47320            288008
Stryker Corp.                  COM              863667101    13209   296100 SH       Sole                    48725            247375
Symantec Corp.                 COM              871503108    11773   551966 SH       Sole                    89300            462666
Sysco Corp.                    COM              871829107    20559   574281 SH       Sole                    74225            500056
Target Corp.                   COM              87612E106      221     4414 SH       Sole                                       4414
Teleflex Inc.                  COM              879369106      215     4200 SH       Sole                                       4200
Teva Pharmaceutical Industries COM              881624209    11607   374555 SH       Sole                    63425            311130
U.S. Bancorp                   COM              902973304      889    30846 SH       Sole                                      30846
United Parcel Service, Inc.    COM              911312106     3219    44250 SH       Sole                      375             43875
Varian Medical Systems, Inc.   COM              92220P105     7715   225055 SH       Sole                    42990            182065
Wal-Mart Stores                COM              931142103     2319    46271 SH       Sole                                      46271
Walgreen Co.                   COM              931422109    14303   321999 SH       Sole                    54590            267409
Wells Fargo                    COM              949746101     1358    22711 SH       Sole                                      22711
Whole Foods Market, Inc.       COM              966837106      232     2275 SH       Sole                                       2275
Wrigley Wm Jr                  COM              982526105      913    13925 SH       Sole                                      13925
Wyeth                          COM              983024100      350     8299 SH       Sole                                       8299
Zebra Technologies Corp. - CL  COM              989207105      906    19075 SH       Sole                      225             18850
eBay, Inc.                     COM              278642103    10939   293587 SH       Sole                    46760            246827
REPORT SUMMARY                 92 DATA RECORDS              647375            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED